Label	Element	Value
Sparkline Intangible Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPARKLINE INTANGIBLE VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Sparkline Intangible Value ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in U.S.-listed equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.”

Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value includes an assessment of both tangible assets and intangible value. Intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.

1.       Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.

2.       Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.

3.       Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.

4.       Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”

The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar.

The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of non-accounting data (or “alternative data”) to measure intangible value. In general, such metrics are quite varied because each intangible pillar must be measured differently.

Because alternative data is often unstructured (e.g., text) and very large, the Sub-Advisor uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing.

This investment process is applied to a starting investment universe of the approximately largest 1,000 publicly listed U.S. securities (by market capitalization). The Sub-Advisor may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores.

The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments may include common stocks and Real Estate Investment Trusts (REITs). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that Fund will hold a meaningful amount of stocks in the technology, communications, healthcare, and consumer discretionary sectors.

The Sub-Advisor will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged.

Alternate Valuation Risk. The Sub-Adviser assesses the intrinsic values of companies by incorporating alternate, non-traditional measurements, within its calculations. There is a risk that the alternate measurements may be incorrect or the Sub-Adviser’s assessment of them may not be reflected in the company’s stock price. In addition, there is a risk that some alternate valuation data for particular companies may be impossible or difficult to obtain, or difficult to analyze even with the aid of NLP tools. As a result, the Sub-Adviser may need to rely on different data sources when valuing differing companies. Therefore, the Sub-Adviser’s strategy of incorporating alternate valuations with traditional valuations may not produce the desired results and may not perform as expected.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Communications Sector Risk. The Fund will have exposure to companies operating in the communications sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Healthcare Sector Risk. The Fund will have exposure to companies operating in the healthcare sector. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of its proprietary machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Small- & Mid-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. A Real Estate Investment Trust (REIT) is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

ETF Risks.

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

•	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

•	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Sub-Adviser has no experience managing accounts or pooled vehicles with the Fund’s investment strategy. Further, the Sub-Adviser has no experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited staff and resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized, diversified management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at etf.sparklinecapital.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.sparklinecapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Sparkline Intangible Value ETF | Sparkline Intangible Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 160